Significant Accounting Policies (Details) - Schedule of accounts receivable from customers	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable from Customer B	10.00%
Percentage of accounts receivable from Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of accounts receivable from Customer B	10.00%